Transacions with Related Parties	9 Months Ended
Sep. 30, 2013
Transactions wtih Related Parties [Abstract]
Transactions with related parties

3.              Transactions with Related Parties

  Altair Travel Agency S.A. (“Altair”): The Company uses the services of an affiliated travel agent, Altair, which is controlled by the Company's CEO and Chairman. Travel expenses for the nine months ended September 30, 2013 and 2012, amounted to $1,989 and $2,063, respectively, and are included in Vessels, Advances for vessels under construction and acquisitions and other vessel costs, Due from related parties, Vessel operating expenses and General and administrative expenses in the accompanying consolidated financial statements. At September 30, 2013, and December 31, 2012, an amount of $208 and $192, respectively, was payable to Altair and is included in Due to related parties in the accompanying consolidated balance sheets.

  Diana Containerships Inc. (“Diana Containerships”): Until February 28, 2013, DSS received from Diana Containerships management fees of $15 per month for each vessel in operation and $20 per month for each laid-up vessel, 1% commissions on the gross hire and freight earned by each vessel and $10 per month for administrative fees pursuant to management and administrative services agreements between Diana Containerships, its vessel owning subsidiaries and DSS, which were terminated on March 1, 2013. For the nine months ended September 30, 2013 and 2012, revenues derived from the agreements with Diana Containerships amounted to $447 and $1,800, respectively, and they are separately presented as Other revenues in the accompanying consolidated statements of operations.

  On May 20, 2013, the Company entered into a loan agreement with Eluk Shipping Company Inc., a subsidiary of Diana Containerships, to provide to it an unsecured loan of up to $50,000 to be used for general corporate purposes and working capital, which was drawn on August 20, 2013. The loan matures on the fourth anniversary of the draw down date, or on August 20, 2017, bears interest at LIBOR plus a margin of 5% per annum and a fee equal to 1.25% per annum on the outstanding amount, receivable on the repayment date of such amount. The unsecured loan is guaranteed by Diana Containerships, and Diana Containerships and its subsidiaries may not incur additional indebtedness during the term of the loan without the prior consent of the Company.

  As at September 30, 2013, there was an amount of $79 of interest and $50,073 of loan and fees due from Diana Containerships, separately presented in Due from related parties, current and non-current, respectively, in the related accompanying consolidated balance sheet. As at December 31, 2012, there was an amount of $613 due from Diana Containerships and its vessel owning subsidiaries, relating to the management agreements above, and is included in Due from related parties in the related accompanying consolidated balance sheet.

  For the period from the drawdown of the loan on August 20, 2013 to September 30, 2013, income from interest and fees amounted to $375 and is included in Interest and other income in the consolidated statement of operations for the nine months ended September 30, 2013.

  Diana Enterprises Inc. (“Diana Enterprises”): Diana Enterprises is a company controlled by the Company's CEO and Chairman, and has entered into an agreement with DSS to provide brokerage services through DSS to DSI for an annual fee of $2,384 up to March 1, 2013 when the agreement was terminated and a monthly fee of $208 effective from March 1, 2013 until March 31, 2014, payable quarterly in advance. For the nine months ended September 30, 2013 and 2012, brokerage fees amounted to $1,856 and $1,788, respectively, and are included in General and administrative expenses in the accompanying consolidated statements of operations. At September 30, 2013, there was an amount of $13 due to Diana Enterprises included in Due to related parties, in the accompanying balance sheet, while at December 31, 2012 there was no amount due to or from Diana Enterprises. Until March 1, 2013, DSS had an agreement with Diana Enterprises to provide brokerage services to Diana Containerships, which was terminated when DSS ceased from being the management company of the Diana Containerships' group.